Loans, borrowings, cash and cash equivalents and short-term investments (Details 2) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current borrowings, gross	$ 685	$ 1,020
Non-current portion of non-current borrowings, gross	16,461	13,772
Accrued charges	$ 172	184
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.05%
Current borrowings, gross
Non-current portion of non-current borrowings, gross	$ 7,607	7,187
Quoted In Secondary Market [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.06%
Current borrowings, gross	$ 57	68
Non-current portion of non-current borrowings, gross	$ 2,291	1,191
Debt Contract Brazil [Member] | TJLP, TR,IPCA, IGP-M And CDI [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	9.96%
Current borrowings, gross	$ 44	41
Non-current portion of non-current borrowings, gross	$ 112	143
Debt Contract Brazil [Member] | SOFR [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.03%
Non-current portion of non-current borrowings, gross	$ 150	150
Debt Contracts International Markets [Member] | Currencieswith Variable And Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	5.48%
Current borrowings, gross	$ 400	716
Non-current portion of non-current borrowings, gross	$ 6,249	5,042
Debt Contracts International Markets [Member] | Other Currencies With Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.83%
Current borrowings, gross	$ 12	11
Non-current portion of non-current borrowings, gross	$ 43	50
Debt Contracts International Markets [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.80%
Current borrowings, gross
Non-current portion of non-current borrowings, gross	$ 9	$ 9